Common Stock Options	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Note 4. Common Stock Options

2013 Long-Term Incentive Plan

On June 20, 2013, the Board of Directors (the "Board") adopted, subject to receiving shareholder approval, the 2013 Long-Term Incentive Plan (the "Incentive Plan"). The Incentive Plan provides for the issuance of stock options of up to 20,000,000 shares (subject to adjustment) of the Company's common stock to officers, directors, key employees and consultants of the Company. Options granted to employees under the Incentive Plan, including directors and officers who are employees, may be incentive stock options or non-qualified stock options; options granted to others under the Incentive Plan are limited to non-qualified stock options. On November 15, 2013, shareholders owning a majority of the Company's issued and outstanding shares approved the Incentive Plan.

The Incentive Plan is administered by the Board or a committee designated by the Board. Subject to the provisions of the Incentive Plan, the Board has the authority to determine the officers, employees and consultants to whom options will be granted, the number of shares covered by each option, vesting rights and the terms and conditions of each option that is granted to them; however, no person may be granted in any of the Company's fiscal year, options to purchase more than 2,000,000 shares under the Incentive Plan, and the aggregate fair market value (determined at the time the option is granted) of the shares with respect to which incentive stock options are exercisable for the first time by an optionee during any calendar year cannot exceed $100,000. Options granted pursuant to the Incentive Plan are exercisable no later than ten years after the date of grant.

The exercise price per share of common stock for options granted under the Incentive Plan will be the fair market value of the Company's common stock on the date of grant, using the closing price of the Company's common stock on the last trading day prior to the date of grant, except for incentive stock options granted to a holder of ten percent or more of the Company's common stock, for whom the exercise price per share will not be less than 110% of the fair market value. No option can be granted under the Incentive Plan after June 20, 2023.

As of September 30, 2016, there were 19,555,000 shares available for grant.

Stock Option Activity

The following table summarizes stock option activity for the period ended September 30, 2016:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at December 31, 2015	257,500	1.07
Grants	187,500	1.92
Outstanding at September 30, 2016	445,000	1.43	8.62 years	81,125
Exercisable at September 30, 2016	357,500	1.41	8.63 years	73,625
Available for grant at September 30, 2016	19,555,000

The fair value of each stock option is estimated at the date of grant using the Black-Scholes option pricing model. There were 187,500 stock options granted during the nine months ended September 30, 2016 with a weighted-average grant date fair value of $1.41. There were 15,000 stock options granted during the nine months ended September 30, 2015 with a weighted-average grant date fair value of $1.08. Assumptions regarding volatility, expected term, dividend yield and risk-free interest rate are required for the Black-Scholes model. The volatility assumption is based on the Company's historical experience. The risk-free interest rate is based on a U.S. treasury note with maturity similar to the option award's expected life. The expected life represents the average period of time that options granted are expected to be outstanding. The assumptions for volatility, expected life, dividend yield and risk-free interest rate for options granted are presented in the table below:

	2016	2015
Risk-free interest rate	1.23%-1.41%	1.49%-1.70%
Expected life in years	5.5	5.0
Weighted Avg. Expected Volatility	92%	88.4–105.3%
Expected dividend yield	0	0

The fair value of our stock options is expensed ratably over their respective vesting periods. The following table sets forth the share-based compensation cost resulting from stock option grants, including those previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Stock based compensation expense	$12,951	$18,879	$287,238	$39,542

Stock-based compensation expense is recognized as general and administrative expenses. As of September 30, 2016, the Company had $58,916 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 4.25 years.

The following table summarizes information about stock options outstanding and exercisable at September 30, 2016:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$0.75	40,000	7.17	$0.75	40,000	7.17	$0.75
0.80	90,000	7.87	0.80	90,000	7.87	0.80
1.05	55,000	7.50	1.05	25,000	7.50	1.05
1.25	7,500	8.71	1.25	7,500	8.71	1.25
1.34	7,500	8.75	1.34	7,500	8.75	1.34
1.65	50,000	9.09	1.65	-	9.09	1.65
1.70	7,500	9.04	1.70	7,500	9.04	1.70
1.91	180,000	9.46	1.91	180,000	9.46	1.91
2.28	7,500	9.81	2.28	-	9.81	2.28
Total	445,000	8.62	$1.43	357,500	8.63	$1.41